Capital Stock - Schedule of Shares to be Issued (Details) (10-Q) - CAD	6 Months Ended	12 Months Ended
	Sep. 30, 2016	Mar. 31, 2016	Mar. 31, 2015
Balance at March 31, 2016	CAD 339,949
Equity issued			CAD 360,936
Balacen at September 30, 2016	CAD 600,308	CAD 339,949
Equity to be Issued [Member]
Balance at March 31, 2016, shares	146,603
Balance at March 31, 2016	CAD 339,949
Equity issued, shares	(29,138)
Equity issued	CAD (60,325)		CAD (328,180)
Equity to be issued as compensation, share	620,000
Equity to be issued as compensation	CAD 320,684
Balacen at September 30, 2016, share	737,465	146,603
Balacen at September 30, 2016	CAD 600,308	CAD 339,949